N-2 - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
		Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2024	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cover [Abstract]
Entity Central Index Key					0001316463
Amendment Flag					false
Document Type					N-CSRS
Entity Registrant Name					Clough Global Equity Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 3 - CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

The Funds have filed registration statements with the SEC authorizing the Funds to issue additional common shares through one or more equity shelf programs (“Shelf Offerings”). Under the Shelf Offerings, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s Shelf Offering registration statement is no longer current, the Funds may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

The Board of each Fund announced, on June 2, 2023, that it had approved a share repurchase program in accordance with Section 23(c) of the 1940 Act. Under the share repurchase program, each Fund may purchase up to 5% of its outstanding common shares in open market transactions over a one-year period beginning on June 5, 2023.

Transactions in common shares were as follows:

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Clough Global Dividend and Income Fund
Common shares outstanding - beginning of period	12,506,783	12,709,583
Repurchase of fund shares	(34,100)	(202,800)
Common shares outstanding - end of period	12,472,683	12,506,783
Clough Global Equity Fund
Common shares outstanding - beginning of period	18,839,921	19,124,621
Repurchase of fund shares	(34,600)	(284,700)
Common shares outstanding - end of period	18,805,321	18,839,921
Clough Global Opportunities Fund
Common shares outstanding - beginning of period	42,866,120	43,545,722
Repurchase of fund shares	(34,498)	(679,602)
Common shares outstanding - end of period	42,831,622	42,866,120

For the period ended April 30, 2024, the average discount to net asset value on shares repurchased for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were 16.27%, 16.55%, and 17.26%, respectively. For the year ended October 31, 2023, the average discount to net asset value on shares repurchased for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were 16.58%, 16.61%, and 16.43%, respectively.

Document Period End Date					Apr. 30, 2024
Borrowings Outstanding [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 29,000	$ 29,000	$ 110,000	$ 29,000	$ 131,500	$ 92,000	$ 84,500
Senior Securities Coverage per Unit	[1]	$ 5,927	$ 5,190	$ 2,344	$ 5,927	$ 3,036	$ 2,843	$ 3,028
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price		6.29	5.26	7.09	6.29	15.27	10.78	11.77
NAV Per Share		$ 7.60	$ 6.45	$ 7.73	$ 7.60	$ 15.11	$ 12.81	$ 12.95	$ 13.55
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		18,805,321	18,839,921	19,124,621

[1]	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of Leverage Facility) from the Fund’s total assets and dividing by the principal amount of the Leverage Facility and then multiplying by $1,000.